Stock-Based Compensation - Schedule of Performance Based Executive Shares (Details) - Performance Shares [Member] - $ / shares		12 Months Ended
	Mar. 13, 2024	Dec. 03, 2024	Dec. 02, 2024	Dec. 01, 2024
Tranche 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Tranche per unit fair value	$ 5.96			$ 5.96
Stock price on valuation date	$ 6.97			$ 6.97
Derived service period	4 months 6 days			4 months 6 days
Tranche 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Tranche per unit fair value	$ 4.53		$ 4.53
Stock price on valuation date	$ 6.97		$ 6.97
Derived service period	1 year 2 months 8 days		1 year 2 months 8 days
Tranche 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Tranche per unit fair value	$ 3.82	$ 3.82
Stock price on valuation date	$ 6.97	$ 6.97
Derived service period	1 year 5 months 19 days	1 year 5 months 19 days